Expense Example - Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	20	64	113	255